UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 27, 2007 to September 25, 2007

Commission File Number of issuing entity: 333-131374-54

BEAR STEARNS ASSET BACKED SECURITIES I TRUST 2007-HE4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-131374

BEAR STEARNS ASSET BACKED SECURITIES I LLC
(Exact name of depositor as specified in its charter)

EMC MORTGAGE CORPORATION
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3758333
38-3758334
38-3758337
38-3758339
38-3758341
38-3758332
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes I-A-1, I-A-2, I-A-3, I-A-4, II-A, M-1, M-2, M-3, M-4, M-5, M-6, M-7, M-8, and M-9.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of Bear Stearns Asset Backed Securities I Trust 2007-HE4, Asset-Backed Certificates, Series 2007-HE4 is attached as Exhibit 99.1.
On October 10, 2007 the  Trustee became aware of certain errors which impact the accuracy of the attached report: (1) a loan for which the borrower declared bankruptcy in September  2007 was reported as REO on  the attached report; (2) a  2 X 60+ day delinquent loan was not included in the  loan information reported by a servicer ; and (3)   certain loans that had paid off  were  erroneously included in the “current” category.  The Trustee is currently undertaking steps to remedy these issues and notes that the errors in the loan information it was provided for this report will necessitate the following changes to bond payments:

 (1)  The Class 1-A-1 will receive an additional $153.99 of principal. The original September 25, 2007 payment was $4,339,949.20 and the new payment will be $4,340,103.19. The original ending balance for Class 1-A-1 was  $206,049,024.08 and the revised ending balance will be $206,048,870.09.

 (2)  The Class CE will receive an additional interest payment of $2,012.91. The original interest payment was $1,888,631.70 and the new interest payment will be $1,890,644.61.

A new distribution report will be issued and bondholder payments will be adjusted within 3 business days of this filing. A 10-D/A will be filed to reflect the revised distribution statement.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
No update.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) 99.1 Monthly distribution report pursuant to Section 5.06 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 24-Sep-2007 06:20.
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Bear Stearns Asset Backed Securities I Trust 2007-HE4
Date:	October 10, 2007	By: EMC Mortgage Corporation, as Master Servicer
/s/ Mark Novachek
Name: Mark Novachek
Title: SVP Financial Operations